Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Balance at December 31, 2015, gross			$ 10,621
Accumulated impairment at December 31, 2015			(3,754)
Goodwill [Roll Forward]
Goodwill, net, beginning balance	$ 6,680	$ 6,867
Acquisitions and purchase accounting adjustments		18
Goodwill, acquired	13,052
Currency exchange and others	195	(205)
Goodwill, net, ending balance	19,927	6,680
Operating segments | Oilfield Services
Goodwill [Line Items]
Balance at December 31, 2015, gross			2,885
Accumulated impairment at December 31, 2015			(2,633)
Goodwill [Roll Forward]
Goodwill, net, beginning balance	146	252
Acquisitions and purchase accounting adjustments
Goodwill, acquired	13,052
Currency exchange and others	7	(106)
Goodwill, net, ending balance	13,205	146
Operating segments | Oilfield Equipment
Goodwill [Line Items]
Balance at December 31, 2015, gross			3,840
Accumulated impairment at December 31, 2015			(867)
Goodwill [Roll Forward]
Goodwill, net, beginning balance	2,985	2,973
Acquisitions and purchase accounting adjustments		19
Goodwill, acquired	0
Currency exchange and others	49	(7)
Goodwill, net, ending balance	3,034	2,985
Operating segments | Turbo-machinery & Process Solutions
Goodwill [Line Items]
Balance at December 31, 2015, gross			1,853
Accumulated impairment at December 31, 2015			0
Goodwill [Roll Forward]
Goodwill, net, beginning balance	1,814	1,853
Acquisitions and purchase accounting adjustments		(1)
Goodwill, acquired	0
Currency exchange and others	92	(38)
Goodwill, net, ending balance	1,906	1,814
Operating segments | Digital Solutions
Goodwill [Line Items]
Balance at December 31, 2015, gross			2,043
Accumulated impairment at December 31, 2015			$ (254)
Goodwill [Roll Forward]
Goodwill, net, beginning balance	1,735	1,789
Acquisitions and purchase accounting adjustments
Goodwill, acquired	0
Currency exchange and others	47	(54)
Goodwill, net, ending balance	$ 1,782	$ 1,735